Lease (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Lease [Abstract]
Weighted average remaining lease term	1 year 2 months 12 days	1 year 10 months 24 days
Operating lease weighted average discount rates	8.00%	8.00%
Impairment loss of right-of-use assets	$ 144,051	$ 200,916
Other operating expenses		$ 31,030